Description of the Plan	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
Description of the Plan

Note 1 – Description of the Plan

The following description of the ADTRAN, Inc. 401(k) Retirement Plan (the “Plan”) provides only general information. Participants should refer to the Plan document and summary Plan description for a more complete description of the Plan’s provisions.

General

ADTRAN Inc. (the “Company” or the “Employer”) adopted the Plan on January 1, 1990 to provide certain retirement benefits for eligible employees (as outlined below). The Plan is a defined contribution plan subject to the provisions set forth in the Employee Retirement Income Security Act of 1974 (“ERISA”) and the provisions of Internal Revenue Code of 1986, as amended, (the “IRC”) Sections 401(a) and 401(k). The Plan assets are held by Fidelity Management Trust Company (“Fidelity”), which executes investment transactions, receives the Plan contributions, credits participants' individual accounts and pays benefits to participants and their beneficiaries in accordance with the provisions of the Plan.

The Company became a wholly-owned subsidiary of ADTRAN Holdings, Inc. on July 8, 2022 (the “Effective Date”). Each share of ADTRAN, Inc. common stock issued and outstanding immediately prior to the Effective Date was canceled and automatically converted into and became the right to receive one share of common stock, par value $0.01 per share, of ADTRAN Holdings, Inc..

Eligibility

All regular, full-time employees are eligible to participate in the elective deferral portion of the Plan immediately upon hire, and in the safe harbor matching portion of the Plan beginning on the employee’s one-year anniversary date of service, except leased employees, and nonresident aliens without income in the United States (the “U.S.”). Interns and seasonal employees may participate after attaining age 21 and completing 1,000 hours of service.

The Plan includes an automatic enrollment provision where an initial pre-tax deferral contribution of 5.00% of eligible compensation will be made for newly eligible employees, participant loans will no longer be due immediately upon termination but rather will be payable in accordance with the provisions of the loan note and the costs to administer the Plan may be paid from forfeitures, if any.

Contributions

The Plan allows for pre-tax or Roth contributions of up to 60% of a participant’s eligible compensation, as defined in the Plan document and subject to annual limitations established by the Internal Revenue Service (the “IRS”). The Plan also allows eligible participants who are age 50 or over to make additional deferrals. Participants may change their contribution deferral election under the Plan each pay period.

Under the terms of the Plan, the Company is required to make safe harbor matching contributions of 100% of an eligible participant’s first 3% of contributions and 50% of the next 2% of contributions, subject to certain limits. Additionally, the Plan offers an after-tax option that's limited to a 5% cap on employee contributions.

Participant Accounts and Investment Options

Each participant’s account is credited with the employee’s contribution and the Company’s matching contribution for that employee, when applicable, plus an allocation of Plan earnings. Allocations of Plan earnings are based on account balances and underlying investments within each participant’s account, as defined more fully in the Plan document. Each participant directs how contributions made to the Plan on his/her behalf are to be invested among the investment options available under the Plan. The Plan currently offers 40 investment options, including the Company stock fund. Total investment balances in the Plan for participants are limited to 20% of the Company stock fund.

The Plan also includes Fidelity Brokerage Link, which is a self-directed brokerage account that allows participants to invest in a broad range of securities, including stocks, bonds, mutual funds, exchange-traded funds, certificates of deposit and other investment choices.

Vesting

Participants are 100% vested in their contributions and the Company’s match under the Plan immediately.

Retirement Date

The normal retirement date is the first day of the calendar month following the date a participant reaches age 62. Early retirement is permitted on the first day of the calendar month after a participant reaches age 59-1/2.

Distribution of Benefits

Benefits commence upon the earlier of several dates: normal retirement, early retirement, disability, pre-retirement death or upon termination other than described above. Benefits are distributed by means of systematic withdrawals, partial withdrawals or a lump sum payment. In-kind distributions of the Company’s common stock are permitted. Corrective distributions are made for excess deferrals and contributions. If an account balance payable to an individual is less than or equal to $7,000, such account will be distributed to the individual in full. Any distribution greater than $1,000 that is made to a participant without the participants consent before the normal retirement age of 62, will be rolled over to an individual retirement plan designated by the Plan administrator.

The Plan allows for participant in-service withdrawals at or after age 59-1/2, hardship withdrawals, active military distributions and qualified reservist distributions at any time from the participant’s account if certain conditions are met.

Notes Receivable from Participants

Participants may borrow a minimum amount of $1,000 from their accounts up to a maximum amount equal to the lesser of $50,000 or 50% of their account balance. The Plan’s loan provisions limit outstanding loans to two loans per participant at a time. Loan transactions are treated as transfers between the investment fund and the participant loan fund. Loan terms range from one to five years unless such loan is used to acquire a principal residence, in which case the loan term can be up to ten years. The Plan’s outstanding loans at December 31, 2025 and 2024 were collateralized by the balances in the participants’ accounts and bore interest at rates commensurate with local prevailing rates as determined quarterly by the Plan Administrator. Loans outstanding as of December 31, 2025 and 2024 had various maturity dates through 2035 and interest rates that ranged from 4.25% to 8.5%.

Administrative Expenses

All expenses incurred in connection with the operation of the Plan may be paid out of Plan assets, paid by the Company or through revenue sharing from the Plan’s investments as negotiated with Fidelity. During the Plan year ended December 31, 2025, substantially all of the administrative expenses were offset by revenue sharing except for participant initiated expenses as noted within the Statement of Changes in Net Assets Available for Benefits. The Company paid no administrative expenses on behalf of the Plan for the year ended December 31, 2025.

Plan Termination

While it is the intention of the Company to continue to offer the Plan, the Company has the right to amend or terminate the Plan at any time upon written notice to the Plan administrator and Plan trustee. No amendment may permit any plan assets to revert to the Employer or be used for any purpose other than to provide benefits to participants and their beneficiaries. If the Plan were terminated, the Plan assets would be distributed to participants and their beneficiaries in accordance with the Plan and subject to IRC and ERISA guidelines.